Discontinued Operations (Details) - Schedule of Net Cash Flows Provided by (used in) the Discontinued Operation - Discontinued operations [member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Discontinued Operations (Details) - Schedule of Net Cash Flows Provided by (used in) the Discontinued Operation [Line Items]
Net cash provided by discontinued operating activities	$ 2,154	$ 2,025
Net cash used in discontinued investing activities		(1,413)
Net cash used in discontinued financing activities	(2,174)	(839)
Total net cash used in discontinued operation	$ (20)	$ (227)